LEASE (Schedule of Maturities of lease liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Maturities of the lease liabilities
2023	$ 1,362
2024	654
Total undiscounted lease payments	2,016
Less: Imputed interest	(124)
Present value of lease liabilities balance	1,892	$ 2,421	$ 2,680
Amounts due within 12 months	1,228	1,833	1,925
Long-term lease liabilities	$ 664	$ 588	$ 755